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                                                           OMB APPROVAL
                        UNITED STATES              -----------------------------
            SECURITIES AND EXCHANGE COMMISSION     OMB Number:         3235-0456
                 Washington, D.C. 20549            Expires:  August 31, 2000
                                                   Estimated average burden
                                                   hours per response..........1
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                        FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD
                  PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             PaineWebber RMA Tax-Free Fund, Inc.
             51 West 52nd Street
             New York, NY 10019-6114

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      2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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      3.       Investment Company Act File Number:

                  811-3504

             Securities Act File Number:

                  2-78310


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      4(a).  Last day of fiscal year for which this Form is filed:

                  June 30, 2000

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      4(b).  |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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      4(c).  |_|  Check box if this is the last time the  issuer  will be filing this Form.

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


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  5.     Calculation of registration fee:

         (i)    Aggregate sale price of                      $    16,406,639,705
                securities sold during the                    ------------------
                fiscal year pursuant of
                section 24(f):

         (ii)   Aggregate price of
                securities redeemed or          $    16,237,766,244
                repurchased during the           ------------------
                fiscal year

         (iii)  Aggregate price of
                securities redeemed or
                repurchased during any
                PRIOR fiscal year ending
                no earlier than October 1,
                1995 that were not previously
                used to reduce registration
                fees payable to the Commission:
                                                   $              0
                                                    ---------------

         (iv)   Total available redemption                - $     16,237,766,244
                credits [add Items 5(ii) and                 -------------------
                5(iiii)]:

         (v)    Net sales - if Item 5(i) is
                greater than Item 5(iv) [subtract            $       168,873,461
                Item 5(v) from Item 9(i):                     ------------------

        ------------------------------------------------------------------------
         (vi)   Redemption credits available
                for use in future years -- if      $(            0)
                Item 5(i) is less than Item          --------------
                5(iv) [subtract Item 5(iv)
                from Item 5(i)]:

        ------------------------------------------------------------------------

         (vii)  Multiplier for determining
                registration fee (See instruction          = $          0.000264
                C9):                                          ------------------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                     = $         44,582.59
                                                             -------------------

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         6.     Prepaid Shares

                If the  response to Item 5(i) was
                determined  by  deducting  an amount
                amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
                11, 1997, then report the amount of
                securities (number of shares or other
                units) deducted here: 0. If there is a
                number of shares or other units that
                were registered pursuant to rule 24e-2
                remaining unsold at the end of the
                fiscal year for which this form is
                filed that are available for use by
                the issuer in future fiscal years,
                then state that number here:  0.

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        7.      Interest  due - if this  Form is being
                filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                           + $                0
                                                               -----------------

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        8.      Total of the amount of the registration
                fee due plus any interest due [line 5(viii) plus line 7]:

                                                            = $        44,582.59
                                                               =================


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


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        9.      Date the registration fee and any interest
                payment was sent to the Commission's lockbox depository:

                September 25, 2000

                          Method of Delivery:

                                           |X|      Wire Transfer

                                           |_|      Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John J. Lee
                           -----------------------------------------------------

                           John J. Lee
                           -----------------------------------------------------

                           Vice President and Assistant Treasurer
                           -----------------------------------------------------

Date:    September 26, 2000
         ------------------

*Please  print  the name and title of the  signing  officer below the signature.


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